EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
15. EQUITY

Common Stock

At March 31, 2015 and December 31, 2014, a total of 700,663 shares are deemed issued but not outstanding by the Company.

Three months ended March 31, 2015:

The Company sold 3,178,420 shares of common stock at a price of $0.9646 per share and an additional 943,829 shares at a price of $1.30 per share  in a private placement for net cash proceeds of $4,288,596.

The Company paid $3,000,000 cash  for the purpose of acquiring, in a block sale, the shares of Monolith Ventures Ltd, a former shareholder of The Fresh Diet, who agreed to sell its position of 3,110,063 shares at a price of $0.9646 per share. The Company cancelled these 3,110,063 shares during the three months ended March 31, 2015.

The Company issued 727,272 shares of common stock pursuant to the exercise of warrants for cash of $400,000.

The Company issued 40,000 shares of common stock pursuant to the exercise of stock options for cash of $15,200.

Three months ended March 31, 2014:

The Company issued 360,354 shares of common stock for the conversion of principal in the amount of $42,681 and accrued interest in the amount of $47,408 for a total conversion value of $90,089.

The Company issued 16,203 shares of common stock for the cashless exercise of warrants.

The Company purchased 85,950 shares of the Company’s outstanding common stock.  The purchase price was $60,000 and the Company recorded the transaction at cost to Treasury Stock.  In addition, the Company has an additional 400,304 shares of common stock which are held in treasury stock at a cost of $100,099.

Warrants

The following table summarizes the significant terms of warrants outstanding at March 31, 2015. These warrants may be settled in cash and, unless the underlying shares are registered, via cashless conversion, into shares of the Company’s common stock at the request of the warrant holder. These warrants were granted as part of a financing agreement:

		Weighted	Weighted		Weighted
		average	average		average
Range of	Number of	remaining	exercise		exercise
exercise	warrants	contractual	price of	Number of	price of
Prices	Outstanding	life (years)	outstanding Warrants	warrants Exercisable	exercisable Warrants
$0.010	700,000	5.13	$0.010	700,000	$0.010

$0.250	94,783	0.84	$0.250	94,783	$0.250

$0.550	448,011	1.84	$0.550	448,011	$0.550

$0.575	2,828,405	1.84	$0.575	2,828,405	$0.575
	4,071,199	2.39	$0.468	4,071,199	$0.468

Transactions involving warrants are summarized as follows:

	Number of	Weighted Average
	Warrants	Exercise Price
Warrants outstanding at December 31, 2014	4,798,469	$0.480

Granted	-	-
Exercised	(727,270)	0.550
Cancelled / Expired	-	-

Warrants outstanding at March 31, 2015	4,071,199	$0.468

During the three months ended March 31, 2015, warrants to purchase a total of 727,270 shares of common stock at a price of $0.55 were exercised for a total of $400,000.  There were no warrants issued during the period.

Options

The following table summarizes the changes outstanding and the related prices for the options to purchase shares of the Company’s common stock issued by the Company:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	Remaining	price of	Number of	price of
exercise	options	contractual	outstanding	options	exercisable
Prices	Outstanding	life (years)	Options	Exercisable	Options
$0.350	1,200,000	2.43	$0.350	1,200,000	$0.350

$0.380	92,500	0.75	$0.380	92,500	$0.380

$0.400	275,000	1.76	$0.400	150,000	$0.400

$0.450	132,500	0.60	$0.450	132,500	$0.450

$0.474	132,500	0.68	$0.474	132,500	$0.474

$0.480	132,500	0.75	$0.480	132,500	$0.480

$0.570	225,000	2.76	$0.570	225,000	$0.570

$1.310	75,000	3.43	$1.310	12,500	$1.310

$1.440	15,000	1.59	$1.440	15,000	$1.440

$1.460	100,000	3.25	$1.460	100,000	$1.460

$1.600	310,000	2.76	$1.600	310,000	$1.600

$1.900	15,000	2.59	$1.900	15,000	$1.900

$2.000	500,000	1.92	$2.000	500,000	$2.000
	3,205,000	2.13	$0.833	3,017,500	$0.841

Transactions involving stock options are summarized as follows:

	Number of Shares	Weighted Average Exercise Price
Options outstanding at December 31, 2014	3,245,000	$0.822

Granted	-	$-
Exercised	(40,000)	0.350
Cancelled / Expired	-	$-

Options outstanding at March 31, 2015	3,205,000	$0.833

Aggregate intrinsic value of options outstanding and exercisable at March 31, 2015 and 2014 was $2,450,745 and $2,377,370, respectively.  Aggregate intrinsic value represents the difference between the Company's closing stock price on the last trading day of the fiscal period, which was $1.58 and $1.70 as of March 31, 2015 and 2014, respectively, and the exercise price multiplied by the number of options outstanding.

During the three months ended March 31, 2015, the Company extended the expiration date of certain options to purchase a total of 277,500 shares of the Company’s common stock which were held by board members and key employees. The expiration dates of options to purchase 92,500 shares of common stock at a price of $0.38 per share were extended from March 31, 2015 to December 31, 2015; the expiration dates of options to purchase 92,500 shares of common stock at a price of $0.45 per share were extended from June 30, 2015 to December 31, 2015; and the expiration dates of options to purchase 92,500 shares of common stock at a price of $0.474 per share were extended from September 30, 2015 to December 31, 2015.  The Company valued the options at the extended due dates using the Black-Scholes valuation model, and charged the amount of $146 to  operations during the period ended March 31, 2015.

During the three months ended March 31, 2015 and 2014, the Company charged a total of $69,206 and $8,713, respectively, to operations related to recognized stock-based compensation expense for employee stock options.

Accounting for warrants and stock options

The Company valued warrants and options using the Black-Scholes valuation model utilizing the following variables:

	March 31,	March 31,
	2015	2014
Volatility	49.18%	189.28%
Dividends	$-	$-
Risk-free interest rates	0.14%	0.37%
Term (years)	0.17 – .92	4.00

Restricted Stock Units (“RSUs”)

Company has issued restricted stock units (“RSUs”) for the potential issuance of shares of the Company’s common stock for the purpose of aligning executives and employees of the Company and  for the purpose of compensation for serving as members of the Board of Directors of the Company and for the purposes of retaining qualified personnel at compensation levels that otherwise would not be available should the company have been required to pay certain salaries in cash only. Certain of the RSUs were issued to employees of The Fresh Diet (“Employee RSUs”) and certain RSUs were issued to the executive officers of the Company (“Executive RSUs”) and certain RSUs were issued to members of the board of directors of the Company (“Board RSUs”). With respect to the Executive RSUs, effective November 17, 2014,  the Company’s executive officers were awarded RSUs which vest according the following schedule, provided the performance conditions are met: 322,466 RSU’s vest on January 1, 2015, 390,000 RSUs vest on  July 1, 2015 and 300,000 RSU’s vest on December 31, 2015; 75,000 RSU”s vest on May 1, 2016, 90,000 RSU’s vest on July 1, 2016 and 600,000 RSUs vest on December 31, 2016 and 890,000 RSUs vest on July 1, 2017 and 300,000 RSU’s vest solely upon the achievement of performance goals and the continued employment with the Company.

On August 7, 2014, the Company’s Board of Directors approved the amendment of the employment agreements, effective as of August 13, 2014, of each of the Company’s President and CEO, providing for (i) an award to the President of 75,000 RSUs which vested on January 1, 2015 and 75,000 RSUs which vest on May 1, 2016; and (ii) an award to the CEO of 125,000 RSUs which vest if the 30 day average closing price of the Company’s common stock is $2.00 or above and there is a 50,000 average daily volume or if there is a 50,000 average daily volume for 14 straight  trading days; and (iii) an award to the CEO of 175,000 RSUs which vest if the 30 day average closing price of the Company’s common stock is $3.00 or above and there is a 50,000 average daily volume for 14 straight trading days.

The Employee RSUs issued to certain nonexecutive employees of the Company were issued either partially in lieu of salary, future bonuses or a combination of both bonus and salary. The Employee RSUs vest according to the following schedule: On July 1, 2015 600,000 shares will vest and on December 31, 2015 an additional 600,000 shares will vest. On December 31 2016 an additional 1.2 million shares will vest and an additional 1.6 million shares will vest on July 1, 2017. Vesting is contingent on being an employee of the Company at the time of vesting. In addition, there are restrictions on the sale of such vested stock including aggregate volume restrictions and no Employee RSU shares can be sold below $2.50 per share. In addition, up to an additional 25,000 shares will vest on a monthly basis. Vesting is contingent on continued employment at the time of vesting and the Company stock price closing above $2.50 per share for 20 straight days. In addition there are restrictions on the sale of such vested stock including aggregate volume restrictions and no shares can be sold below $2.50 per share

The Company estimated that the stock-price goals of the Company’s stock price closing above $2.50 per share for 20 straight days have a 90% likelihood of achievement, and these RSUs were valued at 90% of their face value. The Company estimated that the revenue targets had a 100% likelihood of achievement, and these RSUs were valued at 100% of their face value.  We recognized stock-based compensation expense of in a straight-line manner over the vesting period of the RSUs. This resulted in stock-based compensation expense of $690,397 related to recognition of RSUs during the three months ended March 31, 2015.

15. EQUITY

Common Stock

Twelve months ended December 31, 2014:

The Company issued 846,263 shares of common stock for the conversion of the principal of convertible notes in the aggregate amount or $120,583 and accrued interest in the amount of $90,984, for a total conversion value of $211,567.

The Company issued 16,203 shares of common stock for the cashless exercise of 18,841 warrants with an exercise price of $0.25 per share.

The Company issued 175,000 shares of common stock due to officers which were previously accrued in the amount of $65,835.

The Company issued 17,248 shares of common stock with a fair value of $17,593 to a service provider.

The Company sold $1,585,000 shares of common stock for cash proceeds of $1,585,000.

The Company issued 6,889,937 shares of common stock with a fair value of $9,645,912 pursuant to the acquisition of The Fresh Diet. An additional 3,110,063 shares with a fair value of $4,354,088 are issuable under the terms of The Fresh Diet acquisition agreement; these shares are disclosed as common stock issued on the Company’s balance sheet at December 31, 2014.

The Company issued 1,001,819 shares of common stock for the exercise of warrants in the amount of $350,000.

The Company issued 20,000 shares of common stock for the exercise of stock options in the amount of $7,000.

Twelve months ended December 31, 2013:

The Company issued 279,310 shares of common stock for settlement of a note.  This issuance of shares was accrued in a prior period, and was carried as common stock subscribed in the Company’s balance sheet at December 31, 2012.

The Company issued 1,173,712 shares of common stock for the conversion of the principal of convertible notes in the aggregate amount or $174,833 and accrued interest in the amount of $118,593, for a total conversion value of $293,426.

The Company issued 255,633 shares of common stock for the cashless exercise of warrants.

Treasury Stock

During the twelve months ended December 31, 2014, the Company purchased 85,950 shares of the Company’s outstanding common stock.  The purchase price was $60,000 and the Company recorded the transaction at cost to Treasury Stock.

During the twelve months ended December 31, 2013, the Company purchased 400,000 shares of the Company’s outstanding common stock.  The purchase price was $100,000 and the Company recorded the transaction at cost to Treasury Stock.

The Company has an additional 304 shares of common stock which are held in treasury stock at a cost of $99.

Warrants

During the twelve months ended December 31, 2014, warrants to purchase an aggregate 1,001,819 shares of common stock were exercised at a total price $350,000.  Warrants to acquire an additional 18,841 shares of common stock were exercised via cashless conversion; this cashless conversion resulted in the net issuance of 16,203 shares of common stock.

During the twelve months ended December 31, 2013, the Company extended the term of warrants to purchase a total of 3,080,000 shares of common stock at a price of $0.575 per share and a total of 1,570,000 shares of common stock at a price of $0.55 per share to February 1, 2017; and warrants to purchase a total of 794,000 shares of common stock at a price of $0.25 per share to February 1, 2016.   At August 22, 2013, the Company recorded a new discount on the convertible notes which was attributable to the conversion feature and related warrants in the aggregate amount of $826,238, which was charged to additional paid-in capital.  The discount will be amortized over the term of the related notes.  Also during the twelve months ended December 31, 2013, warrants to purchase a total of 396,871 shares were exercised via cashless conversion resulting in 255,633 shares being issued.  In addition, warrants to purchase 820,000 shares of common stock were cancelled as a result of the early payment of a note.

The following table summarizes the significant terms of warrants outstanding at December 31, 2014. These warrants may be settled in cash or via cashless conversion into shares of the Company’s common stock at the request of the warrant holder.

These warrants were granted as part of a financing agreement:

		Weighted	Weighted		Weighted
		average	average		average
Range of	Number of	remaining	exercise		exercise
exercise	warrants	contractual	price of	Number of	price of
Prices	Outstanding	life (years)	outstanding Warrants	warrants Exercisable	exercisable Warrants
$0.010	700,000	5.38	$0.010	700,000	$0.010

$0.250	94,783	1.09	$0.250	94,783	$0.250

$0.550	1,175,281	2.09	$0.550	1,175,281	$0.550

$0.575	2,828,405	2.09	$0.575	2,828,405	$0.575
	4,798,469	2.55	$0.480	4,798,469	$0.480

Transactions involving warrants are summarized as follows:

		Weighted Average
	Number of Shares	Exercise Price
Warrants outstanding at December 31, 2012	7,036,000	$0.409

Granted	-	$-
Exercised	(396,871)	$0.504
Cancelled / Expired	(820,000)	0.100
Warrants outstanding at December 31, 2013	5,819,129	$0.457

Exercised	(1,020,660)	$0.348
Cancelled / Expired	-	$-
Warrants outstanding at December 31, 2014	4,798,469	$0.480

Options

During the twelve months ended December 31, 2014,  the Company granted options to purchase 75,000 shares of common stock at $1.31 per share to an employee; options to purchase 100,000 shares of common stock at $1.46 per share pursuant to the OFB acquisition; options to purchase 30,000 shares of common stock (15,000 at $1.44 per share, and 15,000 at $1.90 per share) to a service provider; and options to purchase 100,000 shares of common stock at $2.00 per share to each of its five directors (a total of options to purchase 500,000 shares). Also during the twelve months ended December 31, 2014, options to purchase 20,000 shares at a price of $0.35 per share were exercised, and options to purchase 20,000 shares at $0.35 per share expired.

During the twelve months ended December 31, 2013,  the Company issued the following options to its Chief Executive Officer:  options to purchase 100,000 shares of common stock at a price of $0.40 per share; options to purchase 100,000 shares of common stock at a price of $0.57 per share; and options to purchase 125,000 shares of common stock at a price of $1.60 per share. The Company also issued the following options to its President:  options to purchase 100,000 shares of common stock at a price of $0.35 per share; options to purchase 100,000 shares of common stock at a price of $0.40 per share; options to purchase 100,000 shares of common stock at a price of $0.57 per share; and options to purchase 125,000 shares of common stock at a price of $1.60 per share.  The Company also issued the following options to its Chief Accounting and Information Officer: options to purchase 120,000 shares of common stock at $0.40 per share; options to purchase 25,000 shares of common stock at $0.57 per share; and options to purchase 60,000 shares of common stock at $1.60 per share.

The following table summarizes the options to purchase shares of the Company’s common stock which were outstanding at December 31, 2014:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	Remaining	price of	Number of	price of
exercise	options	contractual	outstanding	options	exercisable
Prices	Outstanding	life (years)	Options	Exercisable	Options
$0.350	1,200,000	2.67	$0.350	1,200,000	$0.350

$0.380	132,500	0.25	$0.380	132,500	$0.380

$0.400	275,000	2.01	$0.400	125,000	$0.400

$0.450	132,500	0.50	$0.450	132,500	$0.450

$0.474	132,500	0.75	$0.474	132,500	$0.474

$0.480	132,500	1.00	$0.480	132,500	$0.480

$0.570	225,000	3.01	$0.570	200,000	$0.570

$1.310	75,000	3.67	$1.310	12,500	$1.310

$1.440	15,000	1.84	$1.440	15,000	$1.440

$1.460	100,000	3.50	$1.460	100,000	$1.460

$1.600	310,000	3.01	$1.600	280.000	$1.600

$1.900	15,000	2.84	$1.900	15,000	$1.900

$2.000	500,000	2.17	$2.000	500,000	$2.000
	3,245,000	1.97	$0.822	2,977,500	$0.591

Transactions involving stock options are summarized as follows:

	Options	Weighted Average Exercise Price
Outstanding at December 31, 2012	2,070,000	$0.375

Issued	910,000	$0.807
Exercised	-	-
Forfeited or expired	(400,000)	0.350
Outstanding as December 31, 2013	2,580,000	$0.544

Issued	705,000	1.836
Exercised	(20,000)	0.350
Forfeited or expired	(20,000)	0.350
Outstanding at December 31, 2014	3,245,000	$0.822

Aggregate intrinsic value of options outstanding and exercisable at December 31, 2014 and 2013 was $2,196,870 and $1,563,270, respectively.  Aggregate intrinsic value represents the difference between the Company's closing stock price on the last trading day of the fiscal period, which was $1.35 and $1.25 as of December 31, 2014 and 2013, respectively, and the exercise price multiplied by the number of options outstanding.

During the year ended December 31, 2014 and 2013, the Company charged $308,782 and $32,364, respectively, to operations related to recognized stock-based compensation expense for stock options.

The exercise price grant dates in relation to the market price during 2014 and 2013 are as follows:

	2014	2013
Exercise price lower than market price	-	-

Exercise price equal to market price	-	-

Exercise price exceeded market price	$1.31 to $2.00	$0.40 to $1.60

As of December 31, 2014 and 2013, there were 767,500 and 660,000, respectively, non-vested options outstanding.

The Company valued stock options and warrants using the Black-Scholes valuation model utilizing the following variables:

	December 31, 2014	December 31, 2013
Volatility	88.72% to 189.71%	186.46% to 189.28%
Dividends	$0 to 0	$0 to 0
Risk-free interest rates	0.37% to 0.42%	0.04% to 0.37%
Term (years)	2.00 to 5.00	0.45 to 4.00

Restricted Stock Units (“RSUs”)

At December 31, 2014, the Company has issued restricted stock units (“RSUs”) for the potential issuance of shares of the Company’s common stock for the purpose of aligning executives and employees of the Company and  for the purpose of compensation for serving as members of the Board of Directors of the Company and for the purposes of retaining qualified personnel at compensation levels that otherwise would not be available should the company have been required to pay certain salaries in cash only. Certain of the RSUs were issued to employees of The Fresh Diet (“Employee RSUs”) and certain RSUs were issued to the executive officers of the Company ( “Executive RSUs”) and certain RSUs were issued to members of the board of directors of the Company ( “Board RSUs” ). With respect to the Executive RSUs, effective November 17, 2014,  the Company’s executive officers were awarded RSUs which vest according the following schedule, provided the performance conditions are met: 322,466 RSU’s vest on January 1, 2015, 390,000 RSUs vest on  July 1, 2015 and 300,000 RSU’s vest on December 31, 2015; 75,000 RSU”s vest on May 1, 2016, 90,000 RSU’s vest on July 1, 2016 and 600,000 RSUs vest on December 31, 2016 and 890,000 RSUs vest on July 1, 2017 and 300,000 RSU’s vest solely upon the achievement of performance goals and the continued employment with the Company.

On August 7, 2014, the Company’s Board of Directors approved the amendment of the employment agreements, effective as of August 13, 2014, of each of the Company’s President and CEO , providing for (i) an award to the President of 75,000 RSUs which vest on January 1, 2015 and 75,000 RSUs which vest on May 1, 2016; and (ii) an award to the CEO of 125,000 RSUs which vest if the 30 day average closing price of the Company’s common stock is $2.00 or above and there is a 50,000 average daily volume or if there is a 50,000 average daily volume for 14 straight  trading days; and (iii) an award to the CEO of 175,000 RSUs which vest if the 30 day average closing price of the Company’s common stock is $3.00 or above and there is a 50,000 average daily volume for 14 straight trading days.

The Employee RSUs issued to certain nonexecutive employees of the Company were issued either ; partially in lieu of salary, future bonuses or a combination of both bonus and salary. The Employee RSUs vest according to the following schedule: On July 1 2015 600,000 will vest on December 31 2015 an additional 600,000 shares will vest. On December 31 2016 an additional 1.2 million shares will vest and an additional 1.6 million shares will vest on July 1 2017. Vesting is contingent on being an employee of the Company at the time of vesting. In addition there are restrictions on the sale of such vested stock including aggregate volume restrictions and no Employee RSU shares can be sold below $2.50 per share. In addition up to an additional 25,000 shares will vest on a monthly basis. Vesting is contingent on employment by the Company at the time of vesting and the Company stock price closing above $2.50 per share for 20 straight days . In addition there are restrictions on the sale of such vested stock including aggregate volume restrictions and no shares can be sold below $2.50 per share

The Company estimated that the stock-price goals of the Company’s stock price closing above $2.50 per share for 20 straight days have a 90% likelihood of achievement, and these RSUs were valued at 90% of their face value. The Company estimated that the revenue targets had a 100% likelihood of achievement, and these RSUs were valued at 100% of their face value.  We recognized stock-based compensation expense of in a straight-line manner over the vesting period of the RSUs. This resulted in stock-based compensation expense of $886,516 related to recognition of RSUs during the year ended December 31, 2014.